Trade payables (Details) - Schedule of Trade payables - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Trade Payables Abstract
Trade payables – Others	$ 571,773	$ 647,465
Employee related payables	369,389	228,689
Total	$ 941,162	$ 876,154